Subsequent Events (Details) - USD ($)							1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 03, 2020	Jan. 02, 2020	Nov. 25, 2019	Nov. 13, 2019	Jan. 03, 2019	Jan. 03, 2018	Jul. 24, 2020	May 22, 2020	May 06, 2020	Apr. 24, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	[1]	May 13, 2020	Nov. 14, 2018	Jul. 26, 2018
Subsequent Events (Textual)
Subsequent events, description											(1) within ninety (90) days from May 22, 2020, the second and third instalment payments will not become due and the Purchase Price will automatically be adjusted to $125,000 and (2) within 180 days from May 22, 2020, the third instalment payment of the Purchase Price will not become due and owing and the Purchase Price will automatically be adjusted to $150,000.
Loan matures date											Apr. 09, 2022		Apr. 09, 2022
Deferred salary											$ 400,188	$ 434,793	$ 1,490,762	$ 1,401,192
Mr. Yakov [Member]
Subsequent Events (Textual)
Granted common stock option	6,667		13,334	265,172	6,667	6,667
Herzog [Member]
Subsequent Events (Textual)
Principal amount																	$ 2,000,000	$ 1,000,000
Subsequent Event [Member]
Subsequent Events (Textual)
Granted common stock option		6,667
Subsequent events, description								The Company purchased certain assets from POSaBIT Inc. (“POSaBIT”), including its contracts and arrangements with the Doublebeam merchant payment processing platform (the “POSaBIT Asset Acquisition”). The assets included, but were not limited to, software source codes, customer lists, customer contracts, hardware and website domains. The total purchase price was $270,000 (the “Purchase Price”) with $125,000 payable at closing; (b) $25,000 payable within 90 days of the closing and (c) $120,000 payable within 180 days of the closing. The Purchase Price may be reduced by an amount that is equal to the percentage of the decrease in average monthly revenue in the period from August 1, 2020 through October 31, 2020 compared with the period from March 1, 2020 through April 30, 2020.		The Company entered into Amendment No. 4 to Loan and Security Agreement ("Amendment No. 4") amending the Credit Agreement. The purpose of Amendment No. 4 was to extend the Maturity Date of our indebtedness and to waive certain outstanding events of default. Specifically, the Maturity Date of our indebtedness was extended for one year to April 9, 2022. The lenders also waived the Company's existing default under the Original Credit Agreement for its (i) failure to (x) to notify the Agent that one or more of the Loan Parties received Extraordinary Receipts above $99,999.99 (as such term is specifically defined in the Credit Agreement, but which include proceeds from litigation or insurance claims) and (y) to deliver a reinvestment notice in respect of such Extraordinary Receipts and/or to make the required prepayment of the Loans from such Extraordinary Receipts, in each case, as required by Section 1.08(e) of the Credit Agreement, (ii) one or more of the Loan Parties incurred indebtedness in an aggregate amount of approximately $386,467 during fiscal year 2019 as a result of not reimbursing business expenses paid by Mr. Yakov in the ordinary course, which indebtedness is not permitted under Section 5.23(f) of the Credit Agreement ("Debt Default") and (iii) Lender has not received financial statements and other information of the Company as parent guarantor and the Borrowers for the fiscal year ended December 31, 2019 within 90-days of such fiscal year end as required by Section 5.15(a) of the Credit Agreement. In addition, Amendment No. 4 provides the Company with a limited waiver permitting the Company to incur government funded indebtedness from the United States CARES Act loan programs. Further, the financial covenants were amended whereby Consolidated Net Revenue shall not be less than (x) until June 30, 2021 $9,000,000 and (y) from and after July 1, 2021, $10,000,000, on a trailing twelve-months basis.
Settlement Amount										$ 125,000
Monthly payment of per month										$ 25,000
Net proceeds percentage									75.00%	100.00%
Loan matures date									May 03, 2022
Loan monthly payments, description									The loan bears interest at 1% and requires monthly payments of $9,946 commencing on November 1, 2020.
Principal amount									$ 236,231
Subsequent Event [Member] | Mr. Yakov [Member]
Subsequent Events (Textual)
Principal amount																$ 1,011,016
Deferred salary							$ 1,017,573
Subsequent Event [Member] | Mr. Herzog [Member]
Subsequent Events (Textual)
Accrued interest amount							$ 3,582,355
Subsequent Event [Member] | Herzog [Member]
Subsequent Events (Textual)
Principal amount																$ 3,522,191
Subsequent Event [Member] | Future equity offering [Member]
Subsequent Events (Textual)
Net proceeds percentage										20.00%

[1]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through December 31, 2018 and the net assets acquired from GACP from April 9, 2018 through December 31, 2018.